Statements of Stockholders' Deficit - USD ($)	Convertible Preferred Series A [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 1,000	$ 3,947,677	$ 1,286,802	$ (5,439,111)	$ (203,632)
Balance, shares at Dec. 31, 2015	1,000,000	3,947,676,982
Net loss				(6,808)	(6,808)
Balance at Dec. 31, 2016	$ 1,000	$ 3,947,677	1,286,802	(5,445,919)	(210,440)
Balance, shares at Dec. 31, 2016	1,000,000	3,947,676,982
Net loss				(271,187)	(271,187)
Balance at Dec. 31, 2017	$ 1,000	$ 3,947,677	$ 1,286,802	$ (5,717,106)	$ (481,627)
Balance, shares at Dec. 31, 2017	1,000,000	3,947,676,982